Provision for Restructuring and Other Costs - Schedule of Provision for Restructuring and Other Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance	$ 726
Utilization of provision	(348)
Change in provision	14
Impact of foreign exchange rate changes	(7)
Ending balance	385
Less current portion	107	$ 418
Non-current portion	278
Cetrotide(R) Onerous Contracts [Member]
Statement Line Items [Line Items]
Beginning balance	396
Utilization of provision	(25)
Change in provision	14
Impact of foreign exchange rate changes
Ending balance	385
Less current portion	107
Non-current portion	278
German Restructuring Severance [Member]
Statement Line Items [Line Items]
Beginning balance	330
Utilization of provision	(323)
Change in provision
Impact of foreign exchange rate changes	(7)
Ending balance
Less current portion
Non-current portion